Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 11,689	$ 18,805	$ 24,239	$ 34,609	$ 70,021	$ 52,852
Cost of revenues	9,839	12,877	21,920	25,088	54,876	43,876
Gross profit	1,850	5,928	2,319	9,521	15,145	8,976
Operating expenses:
General and administrative	16,135	11,058	30,012	21,186	59,436	37,078
Sales and marketing	142	933	355	2,078	3,307	3,352
Impairment of content asset		1,073		1,073	1,073
Loss from operations	(14,427)	(7,136)	(28,048)	(14,816)	(48,671)	(31,454)
Other expense:
Interest (income) expense, net	(198)	2,181	(360)	4,032	4,483	5,467
Loss on debt extinguishment					115,292
Change in fair value of warrant liabilities			(13)		(90)
Other, net	127	5	721	16	178	(55)
Total other expense	(71)	2,186	348	4,048	119,863	5,412
Net loss	$ (14,356)	$ (9,322)	$ (28,396)	$ (18,864)	$ (168,534)	$ (36,866)
Net loss per common share – basic (in Dollars per share)	$ (0.22)	$ (0.45)	$ (0.43)	$ (0.91)	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding – basic (in Shares)	66,595,746	20,830,314	65,340,688	20,735,694	39,872,308	19,187,873